Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–45.67%

Advertising–0.10%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$196,230

Aerospace & Defense–0.40%
Boeing Co. (The),
3.90%, 05/01/2049	470,000	349,644

5.93%, 05/01/2060	200,000	194,369

Lockheed Martin Corp., 5.90%, 11/15/2063	200,000	215,591

		759,604

Agricultural & Farm Machinery–0.13%
John Deere Capital Corp., 3.40%, 09/11/2025	250,000	243,152

Air Freight & Logistics–0.25%
FedEx Corp., 5.25%, 05/15/2050(b)	500,000	466,716

Apparel Retail–0.21%
Ross Stores, Inc., 1.88%, 04/15/2031	200,000	157,276

TJX Cos., Inc. (The), 3.88%, 04/15/2030	250,000	234,015

		391,291

Apparel, Accessories & Luxury Goods–0.20%
Tapestry, Inc., 3.05%, 03/15/2032	240,000	179,568
VF Corp., 2.95%, 04/23/2030	250,000	202,476

		382,044

Asset Management & Custody Banks–0.12%
BlackRock, Inc., 2.10%, 02/25/2032	275,000	220,721

Automobile Manufacturers–1.20%
Ford Motor Co., 7.45%, 07/16/2031	200,000	210,702

Ford Motor Credit Co. LLC, 4.27%, 01/09/2027	200,000	187,919

General Motors Co.,
6.60%, 04/01/2036	100,000	102,511

5.15%, 04/01/2038	98,000	87,098

6.25%, 10/02/2043	403,000	388,096

6.75%, 04/01/2046	259,000	263,223

5.95%, 04/01/2049	94,000	85,829

Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	400,000	368,356

Toyota Motor Credit Corp.,
0.80%, 10/16/2025	240,000	222,185

1.13%, 06/18/2026	227,000	206,315

4.55%, 05/17/2030	150,000	146,045

		2,268,279

Biotechnology–0.45%
Amgen, Inc.,
2.60%, 08/19/2026	500,000	468,565

2.20%, 02/21/2027	117,000	107,453

	Principal Amount	Value

Biotechnology–(continued)
Gilead Sciences, Inc., 1.20%, 10/01/2027	$310,000	$270,144

		846,162

Broadcasting–0.66%
Discovery Communications LLC,
3.95%, 03/20/2028	200,000	187,273

4.13%, 05/15/2029	289,000	266,713

Paramount Global,
2.90%, 01/15/2027	252,000	228,567

4.20%, 06/01/2029(b)	400,000	361,272

4.20%, 05/19/2032	250,000	211,470

		1,255,295

Broadline Retail–1.31%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	307,934

2.13%, 02/09/2031	525,000	421,309

4.50%, 11/28/2034	570,000	512,720

4.00%, 12/06/2037	400,000	327,231

4.20%, 12/06/2047	250,000	188,343

Amazon.com, Inc.,
3.25%, 05/12/2061	475,000	325,993

4.10%, 04/13/2062	475,000	388,154

		2,471,684

Building Products–0.32%
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	200,000	178,200

Owens Corning, 7.00%, 12/01/2036	62,000	68,425

Toll Brothers Finance Corp., 3.80%, 11/01/2029	400,000	360,589

		607,214

Cable & Satellite–0.66%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.20%, 03/15/2028	375,000	353,070

5.05%, 03/30/2029	419,000	404,033

5.13%, 07/01/2049	50,000	38,825

Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	35,000	39,274

Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	106,119

4.50%, 09/15/2042	420,000	311,055

		1,252,376

Communications Equipment–0.26%
Juniper Networks, Inc.,
1.20%, 12/10/2025	250,000	229,077

5.95%, 03/15/2041	14,000	13,199

Motorola Solutions, Inc., 5.50%, 09/01/2044	14,000	12,910

Nokia OYJ (Finland), 4.38%, 06/12/2027	250,000	237,003

		492,189

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

Computer & Electronics Retail–0.16%
Booz Allen Hamilton, Inc. (Canada), 5.95%, 08/04/2033	$80,000	$80,884

Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	29,000	34,174

3.38%, 12/15/2041	200,000	142,275

8.35%, 07/15/2046	35,000	43,196

		300,529

Construction Machinery & Heavy Transportation Equipment– 0.23%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	437,000	428,306

Consumer Finance–0.26%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	231,254

American Express Co., 3.00%, 10/30/2024	75,000	73,275

Capital One Financial Corp., 3.75%, 03/09/2027	200,000	186,657

		491,186

Data Processing & Outsourced Services–0.43%
Concentrix Corp., 6.65%, 08/02/2026	800,000	805,874

Distillers & Vintners–0.17%
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	330,000	316,704

Diversified Banks–10.04%
Australia and New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	388,724

Banco Santander S.A. (Spain),
4.25%, 04/11/2027	400,000	379,253

4.18%, 03/24/2028(c)	200,000	188,673

3.31%, 06/27/2029	400,000	355,948

2.96%, 03/25/2031	200,000	164,351

Bank of America Corp.,
4.45%, 03/03/2026	430,000	419,950

3.50%, 04/19/2026	300,000	288,699

1.32%, 06/19/2026(c)	405,000	377,221

2.50%, 02/13/2031(c)	200,000	166,091

2.69%, 04/22/2032(c)	400,000	325,114

6.11%, 01/29/2037	325,000	333,321

Bank of Montreal (Canada), Series H, 4.70%, 09/14/2027	480,000	470,619

Barclays PLC (United Kingdom),
7.39%, 11/02/2028(c)	350,000	365,179

3.33%, 11/24/2042(c)	470,000	324,562

BPCE S.A. (France), 4.50%, 03/15/2025(d)	195,000	189,645

Citigroup, Inc.,
5.61%, 09/29/2026(c)	200,000	199,820

3.20%, 10/21/2026	275,000	259,162

3.67%, 07/24/2028(c)	100,000	93,681

8.13%, 07/15/2039	200,000	246,820

Cooperatieve Rabobank U.A. (Netherlands), 5.25%, 05/24/2041	125,000	124,253

Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	350,000	311,189

	Principal Amount	Value

Diversified Banks–(continued)
Fifth Third Bancorp, 2.38%, 01/28/2025	$235,000	$225,919

HSBC Holdings PLC (United Kingdom),
4.29%, 09/12/2026(c)	325,000	315,020

4.38%, 11/23/2026	200,000	193,182

1.59%, 05/24/2027(c)	700,000	630,953

4.58%, 06/19/2029(c)	165,000	157,158

3.97%, 05/22/2030(c)	450,000	409,170

5.40%, 08/11/2033(c)	200,000	192,459

ING Groep N.V. (Netherlands), 4.05%, 04/09/2029	250,000	233,514

JPMorgan Chase & Co.,
7.75%, 07/15/2025	250,000	259,923

1.56%, 12/10/2025(c)	240,000	229,188

2.08%, 04/22/2026(c)	325,000	308,793

4.13%, 12/15/2026	125,000	120,996

5.72%, 09/14/2033(c)	475,000	473,539

6.25%, 10/23/2034(c)	200,000	208,978

KeyBank N.A.,
4.15%, 08/08/2025	500,000	477,289

3.40%, 05/20/2026	230,000	207,880

5.85%, 11/15/2027	500,000	483,802

Lloyds Banking Group PLC (United Kingdom),
4.45%, 05/08/2025	755,000	739,527

4.98%, 08/11/2033(c)	200,000	185,875

Mitsubishi UFJ Financial Group, Inc. (Japan),
3.96%, 03/02/2028	225,000	214,939

4.05%, 09/11/2028	225,000	214,596

National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	289,587

2.50%, 07/12/2026	250,000	234,289

NatWest Group PLC (United Kingdom),
4.80%, 04/05/2026	200,000	196,135

5.52%, 09/30/2028(c)	650,000	640,293

PNC Bank N.A., 3.25%, 06/01/2025	250,000	240,761

Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	200,000	192,921

3.45%, 01/11/2027	475,000	449,175

2.14%, 09/23/2030	450,000	360,259

Toronto-Dominion Bank (The) (Canada),
5.53%, 07/17/2026	200,000	201,088

1.25%, 09/10/2026	100,000	89,883

4.69%, 09/15/2027	250,000	245,565

U.S. Bancorp,
Series W, 3.10%, 04/27/2026	410,000	388,060

1.38%, 07/22/2030	200,000	153,351

2.49%, 11/03/2036(c)	600,000	443,168

Wells Fargo & Co.,
4.10%, 06/03/2026	200,000	192,791

5.57%, 07/25/2029(c)	400,000	399,551

3.07%, 04/30/2041(c)	325,000	232,843

4.61%, 04/25/2053(c)	221,000	185,248

Wells Fargo Bank N.A., 6.60%, 01/15/2038	300,000	316,015

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

Diversified Banks–(continued)
Westpac Banking Corp. (Australia),
2.85%, 05/13/2026(b)	$451,000	$428,422

2.70%, 08/19/2026(b)	400,000	377,120

3.35%, 03/08/2027	300,000	284,749

		18,996,249

Diversified Capital Markets–0.30%
Deutsche Bank AG (Germany), 4.16%, 05/13/2025	150,000	146,568

UBS Group AG (Switzerland), 4.55%, 04/17/2026	425,000	413,679

		560,247

Diversified Chemicals–0.08%
Celanese US Holdings LLC, 6.38%, 07/15/2032	100,000	101,035

Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	41,774

		142,809

Diversified Financial Services–0.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	150,000	124,398

Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(d)	125,000	115,074

Vornado Realty L.P., 2.15%, 06/01/2026	240,000	207,902

		447,374

Diversified REITs–0.05%
VICI Properties L.P., 4.95%, 02/15/2030	96,000	89,344

Diversified Support Services–0.13%
Cintas Corp. No. 2, 3.70%, 04/01/2027	250,000	241,522

Electric Utilities–3.81%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	806,000	759,880

Appalachian Power Co., 7.00%, 04/01/2038	250,000	273,952

Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	200,000	181,463

Consolidated Edison Co. of New York, Inc.,
4.50%, 05/15/2058	200,000	159,713

3.70%, 11/15/2059	200,000	136,248

Duke Energy Indiana LLC, 6.45%, 04/01/2039	96,000	102,043

Edison International,
5.75%, 06/15/2027	150,000	150,946

4.13%, 03/15/2028	228,000	214,440

Eversource Energy, Series M, 3.30%, 01/15/2028	200,000	185,187

MidAmerican Energy Co., 3.65%, 04/15/2029	180,000	167,575

National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/2032	148,000	171,305

5.25%, 04/20/2046(c)	12,000	11,493

	Principal Amount	Value

Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
3.50%, 04/01/2029	$250,000	$228,615

2.25%, 06/01/2030	200,000	165,031

5.65%, 05/01/2079(c)	235,000	210,152

Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	365,120

Pacific Gas and Electric Co.,
4.20%, 03/01/2029	200,000	182,437

4.55%, 07/01/2030	450,000	413,607

4.20%, 06/01/2041	400,000	296,739

PacifiCorp,
3.50%, 06/15/2029	300,000	270,848

6.00%, 01/15/2039	200,000	195,311

5.50%, 05/15/2054(b)	400,000	347,662

Pinnacle West Capital Corp., 1.30%, 06/15/2025	200,000	186,478

Progress Energy, Inc., 7.75%, 03/01/2031	150,000	167,719

Southern California Edison Co., 6.65%, 04/01/2029	500,000	522,963

Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	250,000	230,183

Union Electric Co., 8.45%, 03/15/2039	400,000	499,913

Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	410,791

		7,207,814

Electrical Components & Equipment–0.22%
Emerson Electric Co., 5.25%, 11/15/2039	225,000	218,418

Regal Rexnord Corp., 6.30%, 02/15/2030(d)	200,000	197,746

		416,164

Electronic Components–0.05%
Corning, Inc., 5.85%, 11/15/2068	110,000	102,171

Gas Utilities–0.22%
Southwest Gas Corp., 4.05%, 03/15/2032	475,000	423,778

Health Care Distributors–0.12%
McKesson Corp., 1.30%, 08/15/2026	250,000	225,991

Health Care Facilities–0.59%
Ascension Health, Series B, 2.53%, 11/15/2029	225,000	195,773

CommonSpirit Health, 1.55%, 10/01/2025	314,000	290,390

HCA, Inc.,
3.63%, 03/15/2032	429,000	370,471

5.25%, 06/15/2049	300,000	260,487

		1,117,121

Health Care Services–0.44%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	413,937

Cigna Group (The), 4.50%, 02/25/2026	200,000	196,753

Dignity Health, 5.27%, 11/01/2064	248,000	218,685

		829,375

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.12%
Booking Holdings, Inc., 4.63%, 04/13/2030	$225,000	$219,829

Industrial Conglomerates–0.24%
3M Co., 3.13%, 09/19/2046(b)	675,000	463,240

Industrial Machinery & Supplies & Components–0.81%
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	400,000	381,327

Parker-Hannifin Corp., 3.25%, 03/01/2027	300,000	283,954

Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	331,000	314,112

2.30%, 03/15/2030	162,000	133,206

4.85%, 11/15/2048	500,000	419,356

		1,531,955

Insurance Brokers–0.06%
Aon Corp., 8.21%, 01/01/2027	100,000	105,904

Integrated Oil & Gas–0.93%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	325,000	308,518

Exxon Mobil Corp., 3.48%, 03/19/2030	450,000	416,657

Shell International Finance B.V. (Netherlands),
2.38%, 11/07/2029	350,000	305,874

6.38%, 12/15/2038	450,000	496,154

5.50%, 03/25/2040	225,000	229,118

		1,756,321

Integrated Telecommunication Services–0.27%
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	250,000	302,543

Koninklijke KPN N.V. (Netherlands), 8.38%, 10/01/2030	175,000	200,473

		503,016

Interactive Media & Services–0.56%
Baidu, Inc. (China),
4.38%, 03/29/2028	300,000	290,452

4.88%, 11/14/2028	200,000	196,668

Meta Platforms, Inc., 5.75%, 05/15/2063	566,000	576,413

		1,063,533

Investment Banking & Brokerage–1.97%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	440,000	413,801

Goldman Sachs Group, Inc. (The),
3.50%, 01/23/2025	475,000	463,316

3.50%, 11/16/2026	301,000	287,266

3.81%, 04/23/2029(c)	200,000	185,910

3.80%, 03/15/2030	400,000	362,702

4.02%, 10/31/2038(c)	112,000	92,760

Jefferies Financial Group, Inc., 6.25%, 01/15/2036	182,000	185,774

Morgan Stanley,
3.88%, 01/27/2026	415,000	403,285

6.25%, 08/09/2026	475,000	484,822

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
Nomura Holdings, Inc. (Japan),
2.65%, 01/16/2025	$200,000	$192,750

1.65%, 07/14/2026	290,000	261,442

2.33%, 01/22/2027	200,000	180,262

2.71%, 01/22/2029	260,000	223,570

		3,737,660

IT Consulting & Other Services–0.63%
International Business Machines Corp.,
4.40%, 07/27/2032	275,000	260,906

7.13%, 12/01/2096	383,000	452,816

Kyndryl Holdings, Inc., 2.70%, 10/15/2028	575,000	488,359

		1,202,081

Leisure Products–0.31%
Brunswick Corp., 5.10%, 04/01/2052	250,000	182,445

Hasbro, Inc.,
6.35%, 03/15/2040	300,000	291,554

5.10%, 05/15/2044	147,000	121,394

		595,393

Life & Health Insurance–1.21%
Brighthouse Financial, Inc.,
5.63%, 05/15/2030	200,000	196,932

4.70%, 06/22/2047	236,000	171,532

Lincoln National Corp., 3.05%, 01/15/2030	300,000	251,822

Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	135,000	132,048

MetLife, Inc.,
4.55%, 03/23/2030	500,000	488,836

Series D, 5.88%(c)(e)	100,000	95,263

Principal Financial Group, Inc.,
3.70%, 05/15/2029	350,000	321,994

2.13%, 06/15/2030	275,000	224,698

Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	441,000	398,431

Unum Group, 5.75%, 08/15/2042	13,000	11,740

		2,293,296

Life Sciences Tools & Services–0.09%
Revvity, Inc., 3.30%, 09/15/2029	200,000	175,870

Managed Health Care–0.42%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	225,000	229,519

6.05%, 02/15/2063	350,000	378,520

5.20%, 04/15/2063	200,000	191,094

		799,133

Motorcycle Manufacturers–0.11%
Harley-Davidson, Inc., 4.63%, 07/28/2045	279,000	209,833

Movies & Entertainment–0.17%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	200,000	193,499

Warnermedia Holdings, Inc., 4.28%, 03/15/2032	153,000	135,018

		328,517

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

Multi-Family Residential REITs–0.05%
Mid-America Apartments L.P., 3.60%, 06/01/2027	$100,000	$95,001

Multi-line Insurance–0.10%
American International Group, Inc.,
Series A-9, 5.75%, 04/01/2048(c)	20,000	18,778

AXA S.A. (France), 8.60%, 12/15/2030	150,000	176,226

		195,004

Multi-Utilities–0.32%
Arizona Public Service Co., 2.60%, 08/15/2029	300,000	262,188

Black Hills Corp.,
3.95%, 01/15/2026	277,000	268,178

4.35%, 05/01/2033	91,000	79,971

		610,337

Office REITs–0.18%
Boston Properties L.P., 3.40%, 06/21/2029	400,000	341,317

Oil & Gas Equipment & Services–0.15%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	145,627

Halliburton Co., 7.45%, 09/15/2039	113,000	133,443

		279,070

Oil & Gas Exploration & Production–0.62%
Conoco Funding Co., 7.25%, 10/15/2031	200,000	224,846

ConocoPhillips Co., 6.95%, 04/15/2029	200,000	219,711

EQT Corp.,
6.13%, 02/01/2025	111,000	111,228

7.00%, 02/01/2030	350,000	367,510

Marathon Oil Corp., 6.60%, 10/01/2037	250,000	253,412

		1,176,707

Oil & Gas Storage & Transportation–1.40%
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	368,000	341,974

Energy Transfer L.P.,
5.30%, 04/15/2047	389,000	337,255

5.40%, 10/01/2047	167,000	147,139

5.00%, 05/15/2050	470,000	396,895

Enterprise Products Operating LLC, 4.15%, 10/16/2028	250,000	241,313

Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	138,729

ONEOK, Inc.,
3.40%, 09/01/2029	480,000	428,218

7.15%, 01/15/2051	325,000	348,536

Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 01/15/2037	100,000	103,171

Spectra Energy Partners L.P., 3.50%, 03/15/2025	175,000	170,023

		2,653,253

	Principal Amount	Value

Other Specialized REITs–0.15%
GLP Capital L.P./GLP Financing II, Inc.,
5.30%, 01/15/2029	$200,000	$191,505

3.25%, 01/15/2032	114,000	91,670

		283,175

Packaged Foods & Meats–0.29%
Conagra Brands, Inc., 7.00%, 10/01/2028	150,000	159,181

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.13%, 02/01/2028	200,000	194,299

3.00%, 02/02/2029	225,000	192,481

		545,961

Paper Products–0.23%
Georgia-Pacific LLC, 8.88%, 05/15/2031	200,000	241,116

Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	198,390

		439,506

Passenger Airlines–0.43%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	449,529	366,171

Southwest Airlines Co., 5.13%, 06/15/2027	125,000	123,646

United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	323,492	322,533

		812,350

Personal Care Products–0.13%
Conopco, Inc., Series E, 7.25%, 12/15/2026	225,000	239,158

Pharmaceuticals–1.35%
Bristol-Myers Squibb Co.,
3.40%, 07/26/2029	250,000	232,211

6.40%, 11/15/2063	400,000	441,420

Johnson & Johnson,
1.30%, 09/01/2030	125,000	101,817

3.55%, 03/01/2036	300,000	265,684

5.95%, 08/15/2037	150,000	166,067

Mylan, Inc., 4.55%, 04/15/2028	225,000	212,682

Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	426,972

Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	200,000	194,643

Pharmacia LLC, 6.60%, 12/01/2028	175,000	187,150

Viatris, Inc., 2.70%, 06/22/2030	400,000	324,988

		2,553,634

Property & Casualty Insurance–0.30%
Allstate Corp. (The),
3.28%, 12/15/2026	190,000	180,086

5.35%, 06/01/2033	225,000	224,219

Stewart Information Services Corp., 3.60%, 11/15/2031	225,000	167,849

		572,154

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

Rail Transportation–0.48%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	$200,000	$202,790

Norfolk Southern Corp., 4.10%, 05/15/2121	450,000	310,688

Union Pacific Corp.,
3.80%, 04/06/2071	300,000	214,969

3.85%, 02/14/2072	250,000	178,731

		907,178

Regional Banks–0.60%
Truist Bank,
4.05%, 11/03/2025	10,000	9,733

3.30%, 05/15/2026	365,000	341,183

Truist Financial Corp.,
4.87%, 01/26/2029(c)	200,000	191,798

4.92%, 07/28/2033(c)	450,000	399,105

5.87%, 06/08/2034(c)	200,000	194,840

		1,136,659

Reinsurance–0.06%
Enstar Group Ltd., 3.10%, 09/01/2031	110,000	86,982

RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	32,992

		119,974

Retail REITs–0.47%
Realty Income Corp.,
3.95%, 08/15/2027	250,000	238,156

2.20%, 06/15/2028	200,000	174,268

Simon Property Group L.P.,
2.25%, 01/15/2032	290,000	227,283

6.75%, 02/01/2040	244,000	259,110

		898,817

Semiconductors–1.04%
Broadcom, Inc., 4.93%, 05/15/2037(d)	265,000	242,838

Intel Corp.,
2.45%, 11/15/2029	275,000	241,998
5.20%, 02/10/2033(b)	475,000	481,788

4.95%, 03/25/2060(b)	460,000	422,440

5.05%, 08/05/2062	400,000	368,618

TSMC Arizona Corp. (Taiwan), 2.50%, 10/25/2031	250,000	207,399

		1,965,081

Specialty Chemicals–0.32%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	610,000	600,348

Steel–0.26%
ArcelorMittal S.A. (Luxembourg),
7.00%, 10/15/2039	27,000	27,954

6.75%, 03/01/2041	225,000	225,829

Nucor Corp., 6.40%, 12/01/2037	219,000	235,090

		488,873

Systems Software–0.38%
Microsoft Corp.,
3.13%, 11/03/2025	425,000	412,112

3.04%, 03/17/2062	450,000	306,421

		718,533

	Principal Amount	Value

Technology Distributors–0.26%
Avnet, Inc., 6.25%, 03/15/2028	$250,000	$254,319

CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	275,000	243,473

		497,792

Technology Hardware, Storage & Peripherals–0.52%
Apple, Inc.,
3.35%, 02/09/2027	500,000	480,665

1.20%, 02/08/2028	150,000	130,834

2.85%, 08/05/2061	225,000	143,765

Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	224,155

		979,419

Telecom Tower REITs–0.12%
American Tower Corp., 3.95%, 03/15/2029	240,000	222,853

Tobacco–2.72%
Altria Group, Inc.,
3.40%, 05/06/2030	460,000	408,790

2.45%, 02/04/2032	800,000	628,912

4.50%, 05/02/2043	557,000	439,789

3.88%, 09/16/2046	225,000	158,460

B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	108,000	101,156

2.26%, 03/25/2028	350,000	306,832

4.74%, 03/16/2032	415,000	384,746

B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	265,000	254,331

Philip Morris International, Inc.,
5.13%, 02/15/2030	480,000	473,858

2.10%, 05/01/2030	250,000	208,405

1.75%, 11/01/2030	300,000	237,714

5.38%, 02/15/2033	163,000	160,628

6.38%, 05/16/2038	280,000	301,384

4.50%, 03/20/2042	418,000	355,485

Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	240,422

5.85%, 08/15/2045	545,000	481,980

		5,142,892

Trading Companies & Distributors–0.25%
Air Lease Corp., 3.00%, 02/01/2030	560,000	477,583

Transaction & Payment Processing Services–0.60%
PayPal Holdings, Inc.,
2.65%, 10/01/2026	275,000	257,945

5.25%, 06/01/2062	400,000	373,703

Visa, Inc., 4.15%, 12/14/2035	275,000	258,730

Western Union Co. (The), 6.20%, 11/17/2036	250,000	250,351

		1,140,729

Wireless Telecommunication Services–0.18%
Vodafone Group PLC (United Kingdom), 4.88%, 06/19/2049	400,000	340,307

Total U.S. Dollar Denominated Bonds & Notes (Cost $92,486,622)		86,414,761

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

U.S. Treasury Securities–45.55%
U.S. Treasury Bills–0.74%
4.75% -4.79%, 04/18/2024(f)(g)	$1,435,000	$1,406,296

U.S. Treasury Bonds–3.36%
4.38%, 08/15/2043	1,621,200	1,550,019

3.75%, 11/15/2043	1,700,000	1,484,512

2.38%, 11/15/2049	1,087,600	719,473

2.00%, 02/15/2050	700,000	423,336

4.13%, 08/15/2053	2,323,100	2,173,187

		6,350,527

U.S. Treasury Notes–41.45%
4.50%, 11/30/2024	14,275,000	14,176,983

1.38%, 01/31/2025	10,021,000	9,601,762

1.13%, 02/28/2025	5,327,000	5,076,256

3.88%, 04/30/2025	1,665,000	1,640,350

4.75%, 07/31/2025	2,000,000	1,996,875

5.00%, 09/30/2025	5,000,000	5,018,848

0.75%, 03/31/2026	2,900,000	2,659,051

1.50%, 08/15/2026	5,980,000	5,525,894

3.88%, 11/30/2027	7,000,000	6,873,262

3.63%, 05/31/2028	3,000,000	2,915,098

1.38% - 4.88%, 10/31/2028	7,148,300	6,422,809

4.88%, 10/31/2030	911,300	938,853

1.38%, 11/15/2031	8,894,000	7,128,749

3.88%, 08/15/2033	8,784,000	8,449,796

		78,424,586

Total U.S. Treasury Securities (Cost $88,470,549)		86,181,409

U.S. Government Sponsored Agency Mortgage-Backed Securities–26.16%
Collateralized Mortgage Obligations–0.15%
Fannie Mae REMICs,
IO,
3.50%, 08/25/2035(h)	199,447	23,317

5.50%, 07/25/2046(h)	55,467	7,311

4.00%, 08/25/2047(h)	39,704	7,217

0.46% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(h)(i)	508,106	34,330

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	3,905,330	14,457

Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	2,984,778	30,792

Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,985,925	55,326

Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	2,460,329	101,319

Freddie Mac REMICs, IO, 0.66% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(h)(i)	118,366	11,056

Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(h)	34,619	1,300

		286,425

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–2.25%
4.50%, 09/01/2049 to 01/01/2050	$193,508	$183,732

3.00%, 01/01/2050 to 05/01/2050	2,340,211	2,014,683

2.50%, 07/01/2050 to 08/01/2050	2,493,206	2,056,666

		4,255,081

Federal National Mortgage Association (FNMA)–2.60%
4.50%, 06/01/2049	96,178	91,709

3.00%, 06/25/2049 to 11/01/2051	1,902,135	1,622,796

2.50%, 03/01/2050 to 08/01/2051	1,666,196	1,367,571

2.00%, 03/01/2051 to 08/01/2051	2,348,120	1,836,449

		4,918,525

Government National Mortgage Association (GNMA)–0.93%
IO,
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(h)(i)	266,803	29,859

TBA, 3.00%, 12/01/2053(k)	600,000	519,102

4.50%, 12/01/2053(k)	250,000	236,434

5.00%, 12/01/2053(k)	600,000	582,883

5.50%, 12/01/2053(k)	400,000	397,119

		1,765,397

Uniform Mortgage-Backed Securities–20.23%
TBA,
2.00%, 12/01/2038 to 01/01/2054(k)	8,132,000	6,401,765

2.50%, 12/01/2038 to 01/01/2054(k)	5,200,000	4,300,388

3.00%, 12/01/2038 to 01/01/2054(k)	6,742,000	5,983,046

3.50%, 12/01/2038 to 01/01/2054(k)	7,125,000	6,306,518

4.50%, 12/01/2053(k)	4,250,000	3,979,536

5.00%, 12/01/2053(k)	2,850,000	2,742,670

5.50%, 12/01/2053(k)	2,700,000	2,660,529

6.00%, 12/01/2053(k)	1,600,000	1,604,567

4.00%, 01/01/2054(k)	4,725,000	4,296,797

		38,275,816

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $51,715,517)		49,501,244

	Shares
Exchange-Traded Funds–0.48%
iShares MBS ETF (Cost $937,790)(b)	10,000	908,500

	Principal Amount
Asset-Backed Securities–0.14%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	$11,359	8,970

Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	2,277,140	82,903

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(j)	4,982,785	150,983

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 4.91%, 12/25/2035(l)	$16,974	$15,121

Total Asset-Backed Securities (Cost $304,579)		257,977

	Shares

Money Market Funds–1.67%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(m)(n)	1,109,289	1,109,289

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(m)(n)	792,205	792,601

Invesco Treasury Portfolio, Institutional Class, 5.28%(m)(n)	1,267,759	1,267,759

Total Money Market Funds (Cost $3,169,528)		3,169,649

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-119.67% (Cost $237,084,585)		226,433,540

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.95%
Invesco Private Government Fund, 5.32%(m)(n)(o)	1,036,374	$1,036,374

Invesco Private Prime Fund, 5.55%(m)(n)(o)	2,663,248	2,664,314

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,700,407)		3,700,688

TOTAL INVESTMENTS IN SECURITIES–121.62% (Cost $240,784,992)		230,134,228

OTHER ASSETS LESS LIABILITIES–(21.62)%		(40,917,728)

NET ASSETS–100.00%		$189,216,500

Investment Abbreviations:

Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $1,903,614, which represented 1.01% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(m)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 850,764	$20,025,673	$(19,767,148)	$ -	$ -	$1,109,289	$ 37,416
Invesco Liquid Assets Portfolio, Institutional Class	607,573	14,304,052	(14,119,347)	149	174	792,601	25,476
Invesco Treasury Portfolio, Institutional Class	972,302	22,886,483	(22,591,026)	-	-	1,267,759	39,746

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 701,288	$ 6,614,398	$ (6,279,312)	$ -	$ -	$1,036,374	$ 27,971*
Invesco Private Prime Fund	1,803,313	13,434,827	(12,574,349)	369	154	2,664,314	74,582*
Total	$4,935,240	$77,265,433	$(75,331,182)	$518	$328	$6,870,337	$205,191

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	24	December-2023	$1,786,556	$(37,408)	$ (37,408)
Canada 10 Year Bonds	18	March-2024	1,588,622	20,525	20,525
Euro-Bund	12	December-2023	1,727,973	3,508	3,508
Long Gilt	10	March-2024	1,220,536	6,423	6,423
U.S. Treasury Long Bonds	7	March-2024	815,062	3,922	3,922
U.S. Treasury Ultra Bonds	19	March-2024	2,337,000	44,190	44,190
Subtotal–Long Futures Contracts				41,160	41,160

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	62	March-2024	(12,676,578)	(36,938)	(36,938)
U.S. Treasury 5 Year Notes	72	March-2024	(7,693,313)	(29,972)	(29,972)
U.S. Treasury 10 Year Notes	11	March-2024	(1,207,766)	(4,664)	(4,664)
U.S. Treasury 10 Year Ultra Notes	119	March-2024	(13,508,359)	(61,517)	(61,517)
Subtotal–Short Futures Contracts				(133,091)	(133,091)
Total Futures Contracts				$(91,931)	$ (91,931)

(a)	Futures contracts collateralized by $183,912 cash held with Merrill Lynch International, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$86,414,761	$–	$86,414,761

U.S. Treasury Securities	–	86,181,409	–	86,181,409

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	49,501,244	–	49,501,244

Exchange-Traded Funds	908,500	–	–	908,500

Asset-Backed Securities	–	257,977	–	257,977

Money Market Funds	3,169,649	3,700,688	–	6,870,337

Total Investments in Securities	4,078,149	226,056,079	–	230,134,228

Other Investments - Assets*

Futures Contracts	78,568	–	–	78,568

Other Investments - Liabilities*

Futures Contracts	(170,499)	–	–	(170,499)

Total Other Investments	(91,931)	–	–	(91,931)

Total Investments	$3,986,218	$226,056,079	$–	$230,042,297

*	Unrealized appreciation (depreciation).

Invesco Intermediate Bond Factor Fund